RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Debt Owed to Related Parties

During the six months ended June 30, 2012, America West borrowed an aggregate of $1,370,000 from a major shareholder. The notes bear interest at 8% per annum and are secured by the majority of the assets of the company. Of these notes $970,000 matured on March 31, 2012 and $400,000 of these notes matured on June 30, 2012. America West has defaulted on all the loans. A total of 1,370,000 common shares were issued in connection with the debt. The Company allocated $318,716 of the proceeds to the common shares issued based on their relative fair value, which resulted in the recognition of a $318,716 discount on the notes payable. The debt discount was amortized and recorded as interest expense over the term of the debt using the effective interest method.

During the three months ended March 31, 2012, America West issued a $29,516 promissory note and 29,516 common shares to the Chairman of the board of directors in order to reimburse him for settling $29,516 of liabilities on behalf of the Company. The note is unsecured due on demand and bears interest at 8% per annum.The Company did not receive any other unstated rights or services from the Chairman in exchange for the issuance of the promissory note and the common shares. The amount of liabilities settled was allocated to the promissory note and the common shares based on their relative fair values and resulted in allocating $23,241 to the promissory note and $6,275 to the common shares. The allocation resulted in a $6,275 discount to the note payable. The debt discount was amortized and recorded as interest expense during the three months ended March 31, 2012.

Amortization for the six months ended June 30, 2012 was $324,991. The unamortized discount on these notes as of June 30, 2012 was $0.

A summary of the related party debt and related party convertible debt activity for the six months ended June 30, 2012 is as follows:

Balance, net at December 31, 2011	$8,144,611	$7,489,160
Borrowings	1,094,555	-
Discounts amortized	324,991	-
Balance, net at June 30, 2012	$17,053,317	$7,489,160

Other Related Party Transactions

America West leases office space from an entity owned by certain stockholders of America West. In addition, Hidden Splendor leases certain water rights from the entity. As of June 30, 2012 and December 31, 2011, the total accrued liability for these items was $389,100 and $345,600, respectively.

America West receives transfer agent services from an entity controlled by a director of America West. The payable to this entity totaled $56,649 and $0 as of June 30, 2012 and December 31, 2011, respectively.

Hidden Splendor ships a portion of its coal utilizing a trucking company owned by America West's Chief Executive Officer. For the six months ended June 30, 2012 and 2011, Hidden Splendor incurred trucking fees amounting to $755,535 and $1,161,822, respectively which are included in coal production costs in the consolidated statements of operations. The amount payable to this trucking company as of June 30, 2012 and December 31, 2011 totaled $244,225 and $0, respectively.